Partners' Capital and Distributions (Computation Of Basic And Diluted Net Income Per Common Unit) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Partners' Capital Notes [Abstract]
As reported units outstanding	90,060	83,957	78,363
Basic and diluted net income per common unit	$ 1.18	$ 1.03	$ 1.23